GOODWILL - Rollfoward (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 8,979	$ 6,634
Acquisitions through business combinations	278	2,400
Assets held by subsidiaries disposed during the period	(108)	(56)
Held for sale	(21)	0
Foreign currency translation and other	(339)	1
Balance at end of the year	$ 8,789	$ 8,979